Leases (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases Details Narrative [Abstract]
Modification of Lease Liabilities	$ 560
Modification of Lease Right of Use Assets	477
Cash payments related to principal portion of lease payments as financing activities	608	$ 571	$ 668
Cash payments related to interest portion as operating activities	$ 140	$ 178	$ 212